Tax-Managed International Equity Portfolio

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Australia — 9.0%
Ampol, Ltd.	7,108	$150,569
ASX, Ltd.(1)	1,525	90,445
Atlas Arteria, Ltd.(1)	14,585	67,702
Atlassian Corp. PLC, Class A(2)	1,600	518,944
Aurizon Holdings, Ltd.	14,009	35,048
AusNet Services(1)	136,596	251,350
Beach Energy, Ltd.(1)	59,556	62,911
BHP Group, Ltd.(1)(3)	8,972	287,737
BHP Group, Ltd.(3)	7,729	243,964
Brambles, Ltd.	17,422	119,690
carsales.com, Ltd.	3,542	56,025
Charter Hall Long Wale REIT	6,388	21,852
Charter Hall Retail REIT	6,757	19,281
Cleanaway Waste Management, Ltd.	15,558	31,760
Coles Group, Ltd.	6,080	69,851
Commonwealth Bank of Australia	4,049	270,027
Computershare, Ltd.	10,972	152,089
Cromwell Property Group	20,061	11,968
CSL, Ltd.	2,517	466,255
Dexus	13,975	101,737
Domain Holdings Australia, Ltd.	29,017	97,517
Domino’s Pizza Enterprises, Ltd.(1)	933	68,821
Endeavour Group, Ltd.	14,196	63,408
Goodman Group	10,280	169,740
GPT Group (The)	22,015	78,013
GWA Group, Ltd.	11,241	20,159
Hansen Technologies, Ltd.	14,633	50,772
Harvey Norman Holdings, Ltd.(1)	17,000	59,251
IDP Education, Ltd.(1)	3,186	66,595
Integrated Research, Ltd.(1)(2)	9,777	6,640
IRESS, Ltd.	3,720	30,094
JB Hi-Fi, Ltd.	3,464	113,340
Lendlease Corp., Ltd.(1)	4,427	31,328
Medibank Pvt, Ltd.	16,474	36,099
Mirvac Group	41,842	77,540
National Australia Bank, Ltd.	5,991	115,599
Newcrest Mining, Ltd.	2,354	36,514
NEXTDC, Ltd.(2)	5,120	39,286
Northern Star Resources, Ltd.(1)	3,606	21,491
Orica, Ltd.(1)	4,147	41,086

Security	Shares	Value
Origin Energy, Ltd.(1)	36,532	$146,183
Qube Holdings, Ltd.	14,130	29,160
REA Group, Ltd.(1)	1,183	122,555
Reece, Ltd.(1)	2,007	30,985
Rio Tinto, Ltd.	2,262	179,842
Shopping Centres Australasia Property Group	20,523	41,003
Suncorp Group, Ltd.	10,185	79,992
Tabcorp Holdings, Ltd.(1)	26,454	92,948
Technology One, Ltd.	10,774	80,600
Telstra Corp., Ltd.	54,734	152,156
TPG Telecom, Ltd.	20,255	85,039
Transurban Group	18,774	165,854
Washington H. Soul Pattinson & Co., Ltd.(1)	4,310	83,674
Waypoint REIT, Ltd.	9,833	18,887
Wesfarmers, Ltd.	7,953	296,746
Westpac Banking Corp.	3,483	50,235
Whitehaven Coal, Ltd.(2)	32,210	61,672
Woodside Petroleum, Ltd.(1)	12,567	224,560
Woolworths Group, Ltd.	14,196	346,304

		$6,540,893

Austria — 1.2%
ams-OSRAM AG(2)	3,049	$51,264
ANDRITZ AG	1,052	55,970
BAWAG Group AG(2)(4)	822	49,333
CA Immobilien Anlagen AG	2,034	74,224
Erste Group Bank AG	2,269	106,054
Lenzing AG(2)	466	57,200
Oesterreichische Post AG	768	32,236
OMV AG	2,018	123,510
PIERER Mobility AG	420	41,707
S&T AG	1,191	21,874
Telekom Austria AG	8,000	69,199
Verbund AG	1,229	130,164
voestalpine AG	1,029	34,209

		$846,944

Belgium — 2.2%
Ackermans & van Haaren NV	184	$35,517
Ageas S.A./NV	1,164	56,029
Anheuser-Busch InBev S.A./NV	2,419	152,496
Befimmo S.A.	1,120	41,992
bpost S.A.(2)	3,251	23,999
Cofinimmo S.A.	488	71,990
D’Ieteren Group	637	110,987
Deceuninck NV	4,520	17,137
Econocom Group S.A./NV	10,730	42,910
Elia Group S.A./NV(1)	938	126,578
Etablissements Franz Colruyt NV	478	19,416

Security	Shares	Value
Euronav S.A.	5,526	$45,524
EVS Broadcast Equipment S.A.	1,740	41,409
Fagron	1,130	19,425
Groupe Bruxelles Lambert S.A.	459	49,252
Melexis NV	909	95,311
Montea NV	196	27,112
Ontex Group NV(1)(2)	2,798	20,490
Proximus SADP(1)	3,256	66,489
Shurgard Self Storage S.A.	466	26,862
Sofina S.A.	150	59,722
Telenet Group Holding NV	3,139	120,502
Tessenderlo Group S.A.(2)	1,340	52,197
UCB S.A.	1,564	155,626
Umicore S.A.	2,338	88,507
VGP NV	165	46,755

		$1,614,234

Denmark — 2.2%
Ambu AS, Class B(1)	375	$7,946
Bakkafrost P/F	532	36,675
Carlsberg A/S, Class B	904	146,385
Chr. Hansen Holding A/S(1)	934	74,902
Coloplast A/S, Class B	178	25,885
Drilling Co. of 1972 A/S (The)(1)(2)	483	18,840
DSV A/S	253	51,405
Jyske Bank A/S(2)	586	34,517
Netcompany Group A/S(4)	252	18,513
NKT A/S(2)	460	19,366
Novo Nordisk A/S, Class B	2,404	239,122
Novozymes A/S, Class B	1,992	136,746
Orsted A/S(4)	1,577	168,021
Pandora A/S	1,497	162,783
Ringkjoebing Landbobank A/S	652	85,829
Scandinavian Tobacco Group AS(4)	1,702	36,690
SimCorp A/S	792	73,846
Sydbank A/S	1,310	46,240
Topdanmark A/S	972	55,592
Tryg A/S(1)	1,584	37,534
Vestas Wind Systems AS	3,305	89,435

		$1,566,272

Finland — 2.1%
Elisa Oyj	2,351	$138,102
Fortum Oyj	7,644	208,068
Huhtamaki Oyj	736	29,016
Kemira Oyj	2,727	40,084
Kesko Oyj, Class B	4,942	156,084
Kojamo Oyj	2,484	56,948
Kone Oyj, Class B	1,249	80,890

Security	Shares	Value
Neste Oyj	2,706	$122,039
Nokia Oyj(2)	23,544	140,407
Nordea Bank Abp	13,924	165,385
Orion Oyj, Class B(1)	2,432	98,892
TietoEVRY Oyj(1)	956	28,447
Tokmanni Group Corp.	7,427	155,405
UPM-Kymmene Oyj	2,265	82,551
Valmet Oyj	1,377	52,594

		$1,554,912

France — 8.9%
Air Liquide S.A.	4,818	$824,163
Albioma S.A.	1,781	69,582
Alstom S.A.(1)	840	27,233
Altarea SCA	326	58,103
Amundi S.A.(4)	792	61,567
Atos SE	790	28,319
AXA S.A.	8,332	263,883
Bouygues S.A.	1,100	38,794
Carrefour S.A.	5,094	96,947
Cie Generale des Etablissements Michelin SCA	623	104,243
Credit Agricole S.A.	7,839	117,933
Danone S.A.	1,400	87,292
Dassault Systemes SE	7,700	372,359
Engie S.A.	10,227	157,310
EssilorLuxottica S.A.	1,642	310,643
Eurazeo SE	634	50,377
Gaztransport & Technigaz S.A.	853	78,256
Gecina S.A.	1,055	143,155
Getlink SE	2,197	34,657
Hermes International	100	150,142
ICADE	610	44,046
Klepierre S.A.	4,222	112,298
L’Oreal S.A.	773	330,184
Legrand S.A.	560	56,993
LVMH Moet Hennessy Louis Vuitton SE	650	533,895
Neoen S.A.(2)(4)	335	11,913
Nexity S.A.	947	39,653
Orange S.A.	5,077	59,642
Remy Cointreau S.A.	343	71,527
Rothschild & Co.	845	36,665
Rubis SCA	2,794	90,450
Sanofi	5,890	615,870
Schneider Electric SE	718	121,626
SCOR SE	1,880	64,132
Societe BIC S.A.	422	24,028
Technip Energies NV(2)	3,214	49,179
Teleperformance	177	66,656
Thales S.A.	600	55,348

Security	Shares	Value
TotalEnergies SE	9,935	$564,978
Ubisoft Entertainment S.A.(2)	1,529	87,741
Vinci S.A.	1,159	127,034
Vivendi SE	7,168	93,939
Wendel SE	356	38,667
Worldline S.A.(2)(4)	1,349	65,386

		$6,436,808

Germany — 8.9%
adidas AG	579	$158,888
Allianz SE	1,358	348,670
BASF SE	4,404	337,297
Bayerische Motoren Werke AG	1,291	136,643
Bechtle AG	1,070	64,245
Beiersdorf AG	2,259	224,688
Carl Zeiss Meditec AG	264	42,457
Continental AG(2)	589	57,104
Covestro AG(4)	1,939	116,326
Delivery Hero SE(2)(4)	754	58,201
Deutsche Bank AG(2)	6,495	90,433
Deutsche Boerse AG	570	101,319
Deutsche Post AG	1,746	105,075
Deutsche Telekom AG	26,429	498,952
E.ON SE	27,081	373,514
Evotec SE(2)	969	39,210
Fresenius Medical Care AG & Co. KGaA	1,012	68,809
Hamborner REIT AG	3,512	38,633
Henkel AG & Co. KGaA, PFC Shares	2,888	236,205
Knorr-Bremse AG	346	35,081
KWS Saat SE and Co. KGaA	425	33,025
LEG Immobilien SE	1,359	180,283
Merck KGaA	988	216,667
MorphoSys AG(2)	591	18,926
Muenchener Rueckversicherungs-Gesellschaft AG	660	208,946
Puma SE	927	99,145
QIAGEN NV(2)	1,735	85,765
Rational AG	97	81,317
RWE AG	7,472	315,186
SAP SE	4,054	508,620
Sartorius AG, PFC Shares	199	107,436
Scout24 SE(4)	625	37,340
Siemens AG	2,649	420,585
Siemens Energy AG(2)	1,324	29,781
Siemens Healthineers AG(4)	1,428	91,766
STRATEC SE	127	17,191
Suedzucker AG	2,296	32,146
Symrise AG	1,413	168,853
TeamViewer AG(2)(4)	3,627	54,804
Telefonica Deutschland Holding AG(4)	39,958	114,710

Security	Shares	Value
Uniper SE	1,223	$55,341
Vitesco Technologies Group AG(2)	117	5,792
Vonovia SE	6,304	359,049
Zalando SE(2)(4)	1,079	85,638

		$6,460,062

Hong Kong — 4.7%
AIA Group, Ltd.	27,200	$283,963
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	46,000	72,270
BOC Hong Kong Holdings, Ltd.	7,000	27,029
BOE Varitronix, Ltd.	28,000	31,913
Budweiser Brewing Co. APAC Ltd.(4)	67,300	177,775
Cafe de Coral Holdings, Ltd.	22,000	37,354
China Evergrande New Energy Vehicle Group, Ltd.(1)(2)	88,500	41,404
China Traditional Chinese Medicine Holdings Co., Ltd.	134,000	78,146
China Youzan, Ltd.(2)	776,000	30,118
Chow Tai Fook Jewellery Group, Ltd.	63,400	111,392
CK Hutchison Holdings, Ltd.	11,500	81,734
CLP Holdings, Ltd.	15,000	150,113
Fosun International, Ltd.	54,000	61,271
Galaxy Entertainment Group, Ltd.(2)	35,000	202,694
Hang Lung Properties, Ltd.	14,000	29,952
Hang Seng Bank, Ltd.	2,400	47,515
Henderson Land Development Co., Ltd.	15,260	66,735
HK Electric Investments & HK Electric Investments, Ltd.	64,500	64,217
HKT Trust and HKT, Ltd.	152,000	207,419
Hong Kong & China Gas Co., Ltd.	111,906	172,476
Hong Kong Exchanges & Clearing, Ltd.	2,700	154,104
Hongkong Land Holdings, Ltd.	8,100	43,869
Hysan Development Co., Ltd.	5,000	15,348
Jardine Matheson Holdings, Ltd.	2,800	165,376
Kerry Properties, Ltd.	10,000	28,249
Link REIT	12,000	103,026
MGM China Holdings, Ltd.(1)(2)	75,200	50,103
MTR Corp., Ltd.	17,000	92,018
New World Development Co., Ltd.	11,000	44,905
NWS Holdings, Ltd.	51,000	50,832
Pacific Basin Shipping, Ltd.	119,000	50,796
Power Assets Holdings, Ltd.	17,500	107,531
Sands China, Ltd.(2)	7,200	20,077
Shangri-La Asia, Ltd.(2)	48,000	37,545
Sino Land Co., Ltd.	32,000	41,462
SJM Holdings, Ltd.(2)	94,000	60,496
Sun Hung Kai Properties, Ltd.	8,000	97,604
SUNeVision Holdings, Ltd.	63,000	55,368
Swire Properties, Ltd.	7,400	19,726
Vitasoy International Holdings, Ltd.	14,000	27,337
VSTECS Holdings, Ltd.	60,000	59,437
VTech Holdings, Ltd.	10,000	79,088

		$3,379,787

Security	Shares	Value
Ireland — 2.3%
Bank of Ireland Group PLC(2)	45,892	$309,306
CRH PLC	6,065	304,405
DCC PLC	1,267	106,534
Flutter Entertainment PLC(2)	1,213	184,550
ICON PLC(2)	980	260,406
Irish Residential Properties REIT PLC	42,500	80,026
Kerry Group PLC, Class A	1,947	245,317
Kingspan Group PLC	1,672	160,942

		$1,651,486

Israel — 2.3%
Amot Investments, Ltd.	5,499	$46,657
Azrieli Group, Ltd.	884	79,927
Bank Hapoalim B.M.	4,902	50,872
Bank Leumi Le-Israel B.M.	4,425	47,458
Bezeq The Israeli Telecommunication Corp., Ltd.(2)	95,648	164,652
Check Point Software Technologies, Ltd.(2)	385	46,589
Elbit Systems, Ltd.	637	106,113
Electra, Ltd.	118	86,030
Energix-Renewable Energies, Ltd.	13,304	53,089
Fiverr International, Ltd.(1)(2)	353	30,114
ICL Group, Ltd	15,636	141,404
Kenon Holdings, Ltd.	1,599	89,894
Maytronics, Ltd.	4,367	93,586
Mizrahi Tefahot Bank, Ltd.	1,469	56,788
Nice, Ltd.(2)	490	125,429
OPC Energy, Ltd.(2)	1,911	22,449
Paz Oil Co., Ltd.(2)	650	92,458
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	693	55,616
Reit 1, Ltd.	7,407	53,805
Shufersal, Ltd.	7,005	65,887
Teva Pharmaceutical Industries, Ltd. ADR(2)	15,917	134,180

		$1,642,997

Italy — 4.5%
Assicurazioni Generali SpA(1)	4,184	$88,051
Atlantia SpA(2)	6,270	116,342
Brunello Cucinelli SpA(2)	1,252	72,708
Cementir Holding NV	6,913	60,950
Davide Campari-Milano NV	18,866	236,868
De’Longhi SpA	1,200	41,354
DiaSorin SpA	977	150,616
Enel SpA	29,175	224,548
Eni SpA	20,895	313,868
Ferrari NV	1,054	242,918
Infrastrutture Wireless Italiane SpA(4)	25,801	278,197
Interpump Group SpA	778	48,044

Security	Shares	Value
Intesa Sanpaolo SpA	43,996	$130,749
Italgas SpA	7,381	48,969
Italmobiliare SpA	1,360	48,655
MFE-MediaForEurope NV, Class A(1)(2)	9,790	8,117
MFE-MediaForEurope NV, Class B(1)	9,790	12,492
Poste Italiane SpA(4)	5,564	74,683
Prysmian SpA	3,437	115,901
RAI Way SpA(4)	4,122	23,422
Recordati Industria Chimica e Farmaceutica SpA	2,623	146,942
Reply SpA	996	167,378
Saipem SpA(1)(2)	25,787	39,444
Salvatore Ferragamo SpA(2)	2,265	48,536
Saras SpA(1)(2)	14,538	9,118
STMicroelectronics NV	7,572	356,308
Technogym SpA(1)(4)	2,741	23,393
Terna SpA	8,968	70,465
UnipolSai Assicurazioni SpA	10,716	31,287

		$3,230,323

Japan — 13.0%
Advance Residence Investment Corp.(1)	13	$38,328
Aeon Co., Ltd.	3,000	68,361
Aeon Mall Co., Ltd.	1,800	26,022
Air Water, Inc.	2,000	30,485
Ajinomoto Co., Inc.	2,100	58,593
ANA Holdings, Inc.(2)	1,100	23,230
Asahi Intecc Co., Ltd.	1,300	22,179
Astellas Pharma, Inc.	6,200	100,071
Bandai Namco Holdings, Inc.	1,300	91,375
Bank of Kyoto, Ltd. (The)	1,000	46,623
Bridgestone Corp.	900	39,412
Canon, Inc.	3,000	70,952
Central Japan Railway Co.	200	26,242
Chiba Bank, Ltd. (The)	7,000	45,253
Chubu Electric Power Co., Inc.	8,000	80,127
Chugai Pharmaceutical Co., Ltd.	2,700	87,695
Chugoku Electric Power Co., Inc. (The)	4,500	35,368
Citizen Watch Co., Ltd.	8,200	35,099
Concordia Financial Group, Ltd.	10,800	44,381
CyberAgent, Inc.	3,200	37,313
Daicel Corp.	3,400	25,080
Daido Steel Co., Ltd.	700	27,050
Daiichi Sankyo Co., Ltd.	4,700	105,609
Daikin Industries, Ltd.	500	104,972
Daito Trust Construction Co., Ltd.	300	34,400
Daiwa House Industry Co., Ltd.	2,800	81,713
Daiwa House REIT Investment Corp.	23	68,516
Daiwa Securities Group, Inc.	7,000	42,180
Dentsu Group, Inc.	2,200	76,190

Security	Shares	Value
East Japan Railway Co.	600	$34,262
ENEOS Holdings, Inc.	10,300	41,021
Fast Retailing Co., Ltd.	100	58,846
Frontier Real Estate Investment Corp.	8	33,758
FUJIFILM Holdings Corp.	500	33,518
Fujitsu, Ltd.	300	39,660
GLP J-REIT	28	45,069
Hankyu Hanshin Holdings, Inc.	1,000	29,121
Hirose Electric Co., Ltd.	315	46,953
Hisamitsu Pharmaceutical Co., Inc.(1)	600	18,281
Hoya Corp.	1,100	142,635
Hulic Co., Ltd.	4,000	38,663
Idemitsu Kosan Co., Ltd.	3,700	94,800
Industrial & Infrastructure Fund Investment Corp.	21	35,207
Ito En, Ltd.	600	32,318
ITOCHU Corp.(1)	1,500	48,190
Iwatani Corp.	1,800	84,859
Japan Airlines Co., Ltd.(2)	900	17,035
Japan Exchange Group, Inc.	2,100	43,199
Japan Post Bank Co., Ltd.	4,800	47,221
Japan Post Holdings Co., Ltd.	5,300	45,238
Japan Real Estate Investment Corp.	11	60,488
Japan Tobacco, Inc.	1,100	21,961
JSR Corp.	1,500	49,722
Kajima Corp.	2,000	24,155
Kakaku.com, Inc.	1,900	39,352
Kamigumi Co., Ltd.	1,500	28,985
Kansai Paint Co., Ltd.	1,400	29,061
Kao Corp.	1,600	79,954
KDDI Corp.	6,400	204,472
Kenedix Office Investment Corp.	6	36,431
Keyence Corp.	400	205,169
Kintetsu Group Holdings Co., Ltd.(2)	800	23,244
Kirin Holdings Co., Ltd.	3,800	60,907
Kobayashi Pharmaceutical Co., Ltd.	500	38,936
Kobe Bussan Co., Ltd.	1,400	43,581
Konami Holdings Corp.	800	43,128
Kuraray Co., Ltd.	2,500	22,460
Kyocera Corp.	500	30,836
Kyowa Kirin Co., Ltd.	1,300	32,402
Kyushu Electric Power Co., Inc.	6,600	48,905
Lion Corp.	2,100	27,438
M3, Inc.	1,500	57,670
Makita Corp.	1,000	37,423
Marubeni Corp.	7,000	72,030
Maruichi Steel Tube, Ltd.	1,200	26,731
MatsukiyoCocokara & Co.	900	30,805
MEIJI Holdings Co., Ltd.	800	49,905

Security	Shares	Value
Mitsubishi Chemical Holdings Corp.	10,000	$78,442
Mitsubishi Corp.	2,200	74,695
Mitsubishi Electric Corp.	2,600	32,561
Mitsubishi Estate Co., Ltd.	7,600	109,458
Mitsubishi Gas Chemical Co., Inc.	1,600	30,649
Mitsubishi UFJ Financial Group, Inc.(6)	32,200	195,173
Mitsui & Co., Ltd.	3,900	97,248
Mitsui Chemicals, Inc.	1,300	34,768
Mitsui Fudosan Co., Ltd.	4,200	90,037
Mizuho Financial Group, Inc.	6,730	91,165
MS&AD Insurance Group Holdings, Inc.	1,800	61,739
Murata Manufacturing Co., Ltd.	1,500	112,775
NEC Corp.	1,500	58,520
Nexon Co., Ltd.	3,000	56,555
Nichirei Corp.	1,500	34,517
Nidec Corp.	500	44,315
Nintendo Co., Ltd.	300	147,012
Nippon Accommodations Fund, Inc.	8	43,314
Nippon Building Fund, Inc.	11	63,703
Nippon Paint Holdings Co., Ltd.	6,000	47,984
Nippon Prologis REIT, Inc.	26	81,126
Nippon Shokubai Co., Ltd.	600	28,255
Nippon Telegraph & Telephone Corp.	6,800	194,601
Nissin Foods Holdings Co., Ltd.	700	49,653
Nitori Holdings Co., Ltd.	400	57,305
Nitto Denko Corp.	700	54,502
NOF Corp.	800	36,632
Nomura Research Institute, Ltd.	2,000	70,012
NTT Data Corp.	4,400	84,351
Obic Co., Ltd.	300	49,567
Oji Holdings Corp.	9,300	49,505
Ono Pharmaceutical Co., Ltd.	2,500	60,629
Oriental Land Co., Ltd.	500	87,042
Osaka Gas Co., Ltd.	4,100	69,726
Otsuka Holdings Co., Ltd.	2,400	81,882
Pan Pacific International Holdings Corp.	2,000	26,918
PeptiDream, Inc.(2)	800	14,362
Pigeon Corp.	2,100	40,933
Rakuten Group, Inc.(1)	3,000	26,026
Resona Holdings, Inc.	12,400	53,288
Ricoh Co., Ltd.(1)	4,000	33,778
Rinnai Corp.	600	53,583
Santen Pharmaceutical Co., Ltd.	2,700	30,656
Sekisui House, Ltd.(1)	2,000	40,520
Shikoku Electric Power Co., Inc.	5,200	36,148
Shimadzu Corp.	1,200	43,298
Shimano, Inc.	300	67,273
Shin-Etsu Chemical Co., Ltd.	1,300	217,502

Security	Shares	Value
Shizuoka Bank, Ltd. (The)	5,800	$45,573
Showa Denko K.K.	1,600	33,238
SMC Corp.	100	55,776
SoftBank Corp.	6,600	82,737
Sony Group Corp.	1,600	178,990
Square Enix Holdings Co., Ltd.	700	34,327
Sumitomo Corp.	1,600	24,729
Sumitomo Mitsui Financial Group, Inc.	4,400	158,492
Sumitomo Mitsui Trust Holdings, Inc.	1,500	51,872
Sumitomo Realty & Development Co., Ltd.	2,100	64,974
Suntory Beverage & Food, Ltd.	900	34,559
Sysmex Corp.	500	47,595
TEIJIN, Ltd.	1,400	17,649
Terumo Corp.	2,100	76,658
Toho Gas Co., Ltd.	1,500	40,996
Tokio Marine Holdings, Inc.	2,000	119,347
Tokyo Gas Co., Ltd.	3,800	76,729
Tokyu Corp.	2,000	26,576
Toppan, Inc.	2,000	38,044
Toshiba Corp.	1,800	74,538
Tosoh Corp.	2,200	34,422
Toyo Suisan Kaisha, Ltd.	1,000	40,973
Toyobo Co., Ltd.	1,800	20,257
Toyota Industries Corp.	400	31,203
Toyota Motor Corp.	14,500	286,566
Trend Micro, Inc.	600	31,832
Tsuruha Holdings, Inc.	500	40,272
Unicharm Corp.	2,200	85,016
Welcia Holdings Co., Ltd.	1,200	32,409
West Japan Railway Co.	400	16,762
Yakult Honsha Co., Ltd.	1,100	55,772
Yamato Holdings Co., Ltd.	2,000	42,588
Yamato Kogyo Co., Ltd.	1,000	30,769
Yamazaki Baking Co., Ltd.	2,000	28,596
Z Holdings Corp.	11,200	56,881

		$9,370,244

Netherlands — 4.4%
ABN AMRO Bank NV(1)(4)	4,063	$65,207
Aegon NV(1)	12,248	69,097
ASML Holding NV	768	520,162
ASR Nederland NV	1,620	75,323
Boskalis Westminster NV	954	27,008
Corbion NV	2,072	86,513
Euronext NV(4)	576	55,533
Flow Traders NV(4)	619	24,008
IMCD NV(1)	840	144,497
JDE Peet’s NV(1)	4,140	123,969
Koninklijke Ahold Delhaize NV	6,507	210,987
Koninklijke DSM NV(1)	1,609	301,624

Security	Shares	Value
Koninklijke KPN NV	80,454	$265,378
Koninklijke Philips NV	7,493	249,242
Koninklijke Vopak NV	1,452	49,819
NN Group NV	1,992	111,477
NSI NV	1,000	41,467
Prosus NV(1)	2,848	236,942
SBM Offshore NV	4,496	71,155
Signify NV(4)	1,727	91,477
Universal Music Group NV	7,168	176,972
Wolters Kluwer NV	2,003	203,862

		$3,201,719

New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(2)	19,927	$73,481
Auckland International Airport, Ltd.(2)	12,240	58,102
Contact Energy, Ltd.	9,580	49,660
Fisher & Paykel Healthcare Corp., Ltd.	3,040	55,932
Fletcher Building, Ltd.	27,491	116,921
Goodman Property Trust	27,739	45,370
Heartland Group Holdings, Ltd.	19,544	30,433
Mercury NZ, Ltd.	13,643	50,159
Precinct Properties New Zealand, Ltd.	27,851	29,591
Pushpay Holdings, Ltd.(2)	16,676	11,965
Restaurant Brands New Zealand, Ltd.(1)(2)	1,138	10,864
SKYCITY Entertainment Group, Ltd.	23,126	41,557
Spark New Zealand, Ltd.	29,667	84,792
Xero, Ltd.(2)	655	53,059
Z Energy, Ltd.	22,601	52,862

		$764,748

Norway — 2.2%
Atea ASA(2)	6,274	$106,255
Borregaard ASA	2,485	58,448
DNB Bank ASA	4,962	118,097
Entra ASA(4)	6,540	144,039
Equinor ASA	6,138	169,211
Europris ASA(4)	9,810	73,272
Fjordkraft Holding ASA(4)	4,604	19,631
Gjensidige Forsikring ASA	1,701	41,550
Golar LNG, Ltd.(2)	2,500	35,875
Kongsberg Gruppen ASA	1,873	56,763
Medistim ASA	801	27,520
Mowi ASA	4,027	98,838
Nordic Nanovector ASA(1)(2)	9,318	14,313
Nordic Semiconductor ASA(2)	343	10,163
Opera, Ltd. ADR(2)	6,200	40,114
Orkla ASA	8,207	78,429
Scatec ASA(4)	3,300	48,741
SFL Corp, Ltd.	2,400	19,680
SpareBank 1 SMN	2,095	34,695

Security	Shares	Value
Telenor ASA	10,353	$171,099
Tomra Systems ASA	1,225	61,244
Veidekke ASA	3,671	54,871
Yara International ASA	2,459	126,264

		$1,609,112

Portugal — 1.1%
Banco Comercial Portugues S.A.(2)	634,436	$107,812
Corticeira Amorim SGPS S.A.	4,721	54,294
CTT-Correios de Portugal S.A.	12,855	62,799
EDP Renovaveis S.A.	1,584	33,298
EDP-Energias de Portugal S.A.	19,728	100,990
Galp Energia SGPS S.A., Class B	13,571	149,638
Jeronimo Martins SGPS S.A.	5,858	140,774
Navigator Co. S.A. (The)	25,712	96,999
NOS SGPS S.A.	17,214	67,841

		$814,445

Singapore — 2.3%
Ascendas Real Estate Investment Trust	23,500	$48,195
CapitaLand Integrated Commercial Trust	32,338	46,622
CapitaLand Investment, Ltd.(2)	11,500	29,508
ComfortDelGro Corp., Ltd.	36,500	36,855
Flex, Ltd.(2)	9,257	149,778
Genting Singapore, Ltd.	72,700	39,726
Jardine Cycle & Carriage, Ltd.	5,500	82,684
Keppel Corp., Ltd.	17,800	75,049
Keppel Infrastructure Trust	106,657	44,253
Mapletree Industrial Trust	18,060	33,642
Mapletree Logistics Trust	30,900	38,888
Olam International, Ltd.	33,100	41,359
Oversea-Chinese Banking Corp., Ltd.	14,700	136,832
Raffles Medical Group, Ltd.	38,400	36,460
Sea, Ltd. ADR(2)	965	145,049
Sembcorp Industries, Ltd.	21,400	36,343
Singapore Airlines, Ltd.(1)(2)	14,800	55,206
Singapore Exchange, Ltd.	7,000	48,452
Singapore Post, Ltd.	26,100	12,316
Singapore Technologies Engineering, Ltd.	19,500	54,199
Singapore Telecommunications, Ltd.	42,000	76,155
Suntec Real Estate Investment Trust	27,000	30,493
United Overseas Bank, Ltd.	4,500	100,569
Venture Corp., Ltd.	5,000	65,509
Wilmar International, Ltd.	58,400	185,781

		$1,649,923

Spain — 4.7%
Acerinox S.A.	6,807	$86,743
Aena SME S.A.(2)(4)	685	110,684
Almirall S.A.	5,540	71,306

Security	Shares	Value
Amadeus IT Group S.A.(2)	5,033	$346,070
Banco Santander S.A.	70,803	248,278
Bankinter S.A.	12,265	71,925
CaixaBank S.A.	33,334	107,248
Cellnex Telecom S.A.(4)	6,274	284,498
Cia de Distribucion Integral Logista Holdings S.A.	3,965	80,220
Ebro Foods S.A.(1)	2,380	44,103
Ence Energia y Celulosa S.A.(2)	8,328	22,343
Faes Farma S.A.	13,911	53,622
Fluidra S.A.	2,164	68,906
Gestamp Automocion S.A.(4)	6,395	28,810
Grifols S.A.(1)	9,474	167,068
Iberdrola S.A.	27,670	317,238
Iberdrola S.A.	461	5,264
Indra Sistemas S.A.(2)	3,340	34,032
Industria de Diseno Textil S.A.	10,976	332,896
Laboratorios Farmaceuticos Rovi S.A.	473	34,730
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	5,974	10,724
Merlin Properties Socimi S.A.	19,382	219,103
Pharma Mar S.A.(1)	763	48,022
Red Electrica Corp. S.A.	2,456	49,509
Repsol S.A.	32,787	416,644
Siemens Gamesa Renewable Energy S.A.(2)	2,569	55,588
Viscofan S.A.	825	50,026
Zardoya Otis S.A.	7,399	58,673

		$3,424,273

Sweden — 4.3%
Alfa Laval AB	2,000	$67,562
Arjo AB, Class B	8,801	87,957
Assa Abloy AB, Class B	2,883	78,943
Atlas Copco AB, Class A	751	44,449
Avanza Bank Holding AB	5,229	165,438
Axfood AB	2,975	75,783
BillerudKorsnas AB	2,548	40,513
BioGaia AB, Class B	921	50,073
Castellum AB	6,400	150,744
Dometic Group AB(4)	2,511	27,815
Electrolux AB, Series B(1)	1,760	36,621
Embracer Group AB(1)(2)	4,344	43,585
Epiroc AB, Class A	2,897	61,819
Essity AB, Class B	7,328	206,579
Evolution AB(4)	903	112,349
Fabege AB	7,085	105,707
Fingerprint Cards AB, Class B(1)(2)	20,825	41,681
Getinge AB, Class B	2,649	103,564

Security	Shares	Value
Holmen AB, Class B	2,532	$122,978
Husqvarna AB, Class B	3,790	52,696
Industrivarden AB, Class A	64	2,023
Investor AB, Class B	4,544	98,659
JM AB	2,031	76,927
Lundin Energy AB	4,713	191,668
Mycronic AB	2,681	54,855
Nibe Industrier AB, Class B	6,124	58,206
Securitas AB, Class B	1,900	22,949
Skanska AB, Class B	1,238	30,310
Spotify Technology S.A.(2)	772	151,513
Svenska Cellulosa AB SCA, Class B	9,048	157,559
Svenska Handelsbanken AB, Class A	4,221	44,985
Swedish Orphan Biovitrum AB(2)	2,203	43,307
Tele2 AB, Class B(1)	4,040	58,782
Telefonaktiebolaget LM Ericsson, Class B	16,748	209,117
Telia Co. AB(1)	10,233	40,332
Thule Group AB(4)	822	39,675
Vitrolife AB	1,099	45,193
Wallenstam AB, Class B	3,540	55,715
Wihlborgs Fastigheter AB	1,734	35,850

		$3,094,481

Switzerland — 9.1%
Allreal Holding AG	346	$75,075
ALSO Holding AG	245	68,948
Baloise Holding AG	396	69,370
Banque Cantonale Vaudoise	570	47,130
Belimo Holding AG	140	77,311
BKW AG	330	39,368
Cembra Money Bank AG	670	46,082
Cie Financiere Richemont S.A.	5,363	779,425
Comet Holding AG	287	91,558
DKSH Holding AG	773	61,978
dormakaba Holding AG	68	38,937
Ems-Chemie Holding AG	72	72,827
Forbo Holding AG	26	50,195
Geberit AG	221	150,154
Givaudan S.A.	74	306,576
Helvetia Holding AG	425	53,438
Implenia AG(2)	883	21,541
Ina Invest Holding AG(2)	176	3,569
Inficon Holding AG	86	105,046
Intershop Holding AG	78	51,516
Kuehne & Nagel International AG	464	131,027
Landis+Gyr Group AG	1,111	73,279
Logitech International S.A.	2,351	197,553

Security	Shares	Value
Mobilezone Holding AG	4,644	$72,573
Nestle S.A.	6,911	892,475
Novartis AG	3,902	339,043
Partners Group Holding AG	75	104,565
Roche Holding AG PC	1,212	469,043
Roche Holding AG, Bearer Shares	130	53,533
Schindler Holding AG	219	54,941
Schindler Holding AG PC	353	88,597
Schweiter Technologies AG	26	34,488
SGS S.A.	23	65,586
SIG Combibloc Group AG(2)	3,912	90,891
Sika AG	1,036	362,470
Stadler Rail AG(1)	954	45,398
Swatch Group AG (The)	155	45,217
Swiss Life Holding AG	264	169,913
Swiss Prime Site AG	1,328	131,308
Swisscom AG	418	238,918
Tecan Group AG	86	41,814
UBS Group AG	8,639	160,249
Valora Holding AG(2)	245	47,622
VAT Group AG(4)	206	84,008
Zehnder Group AG	691	63,249
Zur Rose Group AG(2)	90	22,032
Zurich Insurance Group AG	683	326,684

		$6,616,520

United Kingdom — 9.2%
3i Group PLC	3,933	$73,247
abrdn PLC	8,792	28,753
Admiral Group PLC	1,052	44,732
Assura PLC	34,782	31,459
AstraZeneca PLC	2,948	342,935
Atlantica Sustainable Infrastructure PLC	1,400	45,682
Auto Trader Group PLC(4)	12,550	113,724
Avast PLC(4)	12,144	100,406
Aviva PLC	11,882	70,151
BAE Systems PLC	8,600	67,301
Bellway PLC	608	23,395
Berkeley Group Holdings PLC	509	29,049
Big Yellow Group PLC	2,400	48,426
BP PLC	49,126	254,665
British American Tobacco PLC	3,774	161,131
BT Group PLC	20,087	53,204
Bunzl PLC	1,400	52,440
Burberry Group PLC	1,532	38,865
Capricorn Energy PLC(1)(2)	43,432	121,090
Compass Group PLC	5,483	124,616
Croda International PLC	489	52,811

Security	Shares	Value
Derwent London PLC	1,020	$47,131
Direct Line Insurance Group PLC	9,041	37,268
Diversified Energy Co. PLC	103,611	148,381
Essentra PLC	5,799	27,024
Experian PLC	1,492	62,318
Farfetch, Ltd., Class A(2)	500	10,855
Ferguson PLC	689	108,373
Fresnillo PLC	4,030	34,153
Future PLC	1,398	59,627
GlaxoSmithKline PLC	12,470	278,280
Grainger PLC	6,665	27,143
Great Portland Estates PLC	4,065	42,117
Halma PLC	5,460	185,059
Hikma Pharmaceuticals PLC	1,344	37,757
Howden Joinery Group PLC	5,263	58,064
HSBC Holdings PLC	31,013	220,730
Intertek Group PLC	543	39,406
Land Securities Group PLC	6,288	67,536
Lloyds Banking Group PLC	63,432	44,020
London Stock Exchange Group PLC	726	71,085
LondonMetric Property PLC	11,374	40,981
Marks & Spencer Group PLC(2)	30,532	90,357
Mondi PLC	3,379	84,540
Moneysupermarket.com Group PLC	13,551	34,629
National Grid PLC	16,891	247,165
NCC Group PLC	21,199	54,542
Next PLC	582	59,297
Ocado Group PLC(2)	1,421	28,954
Pearson PLC	5,346	44,636
Pennon Group PLC	4,784	70,098
Persimmon PLC	2,761	89,952
Phoenix Group Holdings PLC	5,262	47,108
Primary Health Properties PLC	12,669	24,571
QinetiQ Group PLC	8,311	30,162
Reckitt Benckiser Group PLC	1,454	117,806
RELX PLC	3,168	97,449
Rentokil Initial PLC	5,526	38,697
Rightmove PLC	13,046	114,981
Rio Tinto PLC	3,415	240,707
Royal Mail PLC	6,900	41,232
S4 Capital PLC(2)	5,993	41,906
Safestore Holdings PLC	3,803	65,204
Sage Group PLC (The)	15,349	149,990
Segro PLC	8,635	152,233
Severn Trent PLC	3,397	131,886
Shaftesbury PLC	2,388	20,051
Shell PLC	8,657	222,387

Security	Shares	Value
Spectris PLC	815	$37,191
Spirax-Sarco Engineering PLC	358	64,532
Taylor Wimpey PLC	12,334	25,304
Tritax Big Box REIT PLC	37,589	120,572
Unilever PLC(3)	2,896	147,920
Unilever PLC(3)	2,083	106,820
United Utilities Group PLC	9,445	136,252
Vodafone Group PLC	79,033	138,771

		$6,643,292

Total Common Stocks (identified cost $60,116,250)		$72,113,475

Short-Term Investments — 2.7%

Affiliated Fund — 0.0%(5)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(7)	9,734	$9,733

Total Affiliated Fund (identified cost $9,733)		$9,733

Securities Lending Collateral — 2.7%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(8)	1,933,753	$1,933,753

Total Securities Lending Collateral (identified cost $1,933,753)		$1,933,753

Total Short-Term Investments (identified cost $1,943,486)		$1,943,486

Total Investments — 102.4% (identified cost $62,059,736)		$74,056,961

Other Assets, Less Liabilities — (2.4)%		$(1,769,077)

Net Assets — 100.0%		$72,287,884

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at January 31, 2022. The aggregate market value of securities on loan at January 31, 2022 was $4,175,360 and the total market value of the collateral received by the Portfolio was $4,389,378, comprised of cash of $1,933,753 and U.S. government and/or agencies securities of $2,455,625.

(2)	Non-income producing security.

(3)	Securities are traded on separate exchanges for the same entity.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $2,971,555 or 4.1% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)	Represents an investment in an issuer that may be deemed to be an affiliate.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

(8)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.8%	$8,545,915
Industrials	11.2	8,063,674
Consumer Discretionary	10.5	7,593,412
Information Technology	9.8	7,090,419
Consumer Staples	9.4	6,821,676
Health Care	9.3	6,730,250
Materials	9.3	6,710,884
Communication Services	8.1	5,873,167
Real Estate	7.7	5,598,776
Utilities	6.8	4,920,947
Energy	5.8	4,164,355
Short-Term Investments	2.7	1,943,486

Total Investments	102.4%	$74,056,961

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Portfolio did not have any open derivative instruments at January 31, 2022.

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At January 31, 2022, the value of the Portfolio’s investment in affiliated issuers and funds was $204,906, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$176,569	$—	$—	$—	$18,604	$195,173	$—	32,200
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	221,857	730,302	(942,417)	(9)	—	9,733	16	9,734

				$(9)	$18,604	$204,906	$16

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$1,057,735	$20,647,860		$—	$21,705,595
Developed Europe	572,242	48,192,641		—	48,764,883
Developed Middle East	210,883	1,432,114		—	1,642,997
Total Common Stocks	$1,840,860	$70,272,615	*	$—	$72,113,475
Short-Term Investments —
Affiliated Fund	—	9,733		—	9,733
Securities Lending Collateral	1,933,753	—		—	1,933,753
Total Investments	$3,774,613	$70,282,348		$—	$74,056,961

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.